UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C

Brecksville, Ohio 44141

(Address of principal executive offices)

 (Zip code)

Rajendra Prasad

1310 East Ocean Boulevard, Unit 1401

Long Beach, California 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: 440-922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Prasad Growth Fund

CERAGON NETWORKS

Ticker Symbol:CRNT	Cusip Number:M22013102
Record Date: 10/5/2007	Meeting Date: 10/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01.	TO INCREASE THE SHARE CAPITAL OF THE COMPANY AS DESCRIBED IN THE PROXY STATEMENT AND APPROVE CORRESPONDING AMENDMENTS IN THE MEMORANDUM OF ASSOCIATION ARTICLES OF ASSOCIATION	For	Issuer	For	With
02.	TO RE-APPOINT KOST FORER GABBAY & KASIERER, A MEMBER OF ERNEST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITOR.	For	Issuer	For	With
03.	TO APPROVE AND ADOPT THE COMPANY'S DIRECTORS AND OFFICERS LIABILITY INSURANCE POLICY FOR THE PERIOD OF JULY 9, 2007 THROUGH AND INCLUDING JULY 8, 2008.	For	Issuer	For	With

DRYSSHIPS INC.

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 12/10/2007	Meeting Date: 1/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO ONE BILLION SHARES, PAR VALUE $0.01 PER SHARE AND TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF PREFERRED STOCK TO FIVE HUNDRED MILLION SHARES, PAR VALUE $0.01 PER SHARE (THE ""PROPOSAL"")	For	Issuer	For	With

PREMIER EXHIBITIONS INC

Ticker Symbol:PRXI	Cusip Number:74051E102
Record Date: 6/22/2007	Meeting Date: 8/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01.	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 1. DOUGLAS BANKER 2. STEPHEN COUTURE 3. N NICK CRETAN 4. ARNIE GELLER 5. ALAN REED	For	Issuer	For	With
02.	TO APPROVE THE ADOPTION OF THE PREMIER EXHIBITIONS, INC. 2207 RESTRICTED STOCK PLAN	For	Issuer	For	With
03.	TO RATIFY THE SELECTION OF KEMPISTY & COMAPNY, CERTIFIED PUBIC ACCOUNTANT, P.C. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING FEBRUARY 29,2008	For	Issuer	For	With

SIGMA DESIGNS, INC

Ticker Symbol:SIGM	Cusip Number:826565103
Record Date: 7/1/2002	Meeting Date: 7/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: 1.THINH Q. TRAN, 2. WILLIAM J ALMON, 3. JULIEN NGUYEN, 4. LUNG C TSAI	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ARMANINO MCKENNA LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF SIGMA FOR THE FISCAL YEAR ENDING FEBRUARY 2, 2008	For	Issuer	For	With

TEREX CORPORATION

Ticker Symbol:TEX	Cusip Number:880779103
Record Date: 5/31/2007	Meeting Date: 7/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS' RECOMMENDATIONS: 01. AMENDMENT OF TEREX CERTIFICATE OF INCORPORATION TO INCREASE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

* Rajendra Prasad

Chairman and CEO

Date: August 8, 2008

*Print the name and title of each signing officer under his or her signature.